Fair Value of Financial Instruments (Schedule of Interest Rate Swaps) (Details) (Interest Rate Swap [Member], USD $)	12 Months Ended
	Dec. 31, 2013
Derivative [Line Items]
Notional Amount, Liability	$ 2,000,000,000
Interest Rate Swaps One [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	5.231%
Termination Date	Jul. 25, 2014
Fair Value of Liability	2,818,000
Interest Rate Swaps Two [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	5.231%
Termination Date	Jul. 25, 2014
Fair Value of Liability	2,818,000
Interest Rate Swaps Three [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000
Fixed Interest Rate	5.16%
Termination Date	Jul. 25, 2014
Fair Value of Liability	5,556,000
Interest Rate Swaps Four [Member]
Derivative [Line Items]
Notional Amount, Liability	75,000,000
Fixed Interest Rate	5.041%
Termination Date	Jul. 25, 2014
Fair Value of Liability	2,033,000
Interest Rate Swaps Five [Member]
Derivative [Line Items]
Notional Amount, Liability	125,000,000
Fixed Interest Rate	5.022%
Termination Date	Jul. 25, 2014
Fair Value of Liability	3,374,000
Interest Rate Swaps Six [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	2.621%
Termination Date	Jul. 25, 2014
Fair Value of Liability	1,336,000
Interest Rate Swaps Seven [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	3.11%
Termination Date	Jul. 25, 2014
Fair Value of Liability	1,613,000
Interest Rate Swaps Eight [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	3.258%
Termination Date	Jul. 25, 2014
Fair Value of Liability	1,697,000
Interest Rate Swaps Nine [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000
Fixed Interest Rate	2.693%
Termination Date	Oct. 26, 2014
Fair Value of Liability	3,977,000
Interest Rate Swaps Ten [Member]
Derivative [Line Items]
Notional Amount, Liability	300,000,000
Fixed Interest Rate	3.447%
Termination Date	Aug. 08, 2016
Fair Value of Liability	21,597,000
Interest Rate Swaps Eleven [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000
Fixed Interest Rate	3.429%
Termination Date	Aug. 19, 2016
Fair Value of Liability	14,403,000
Interest Rate Swaps Twelve [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	3.401%
Termination Date	Aug. 19, 2016
Fair Value of Liability	7,130,000
Interest Rate Swaps Thirteen [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000
Fixed Interest Rate	3.50%
Termination Date	Aug. 30, 2016
Fair Value of Liability	14,884,000
Interest Rate Swaps Fourteen [Member]
Derivative [Line Items]
Notional Amount, Liability	100,000,000
Fixed Interest Rate	3.005%
Termination Date	Nov. 30, 2016
Fair Value of Liability	6,376,000
Interest Rate Swaps Fifteen [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000	[1]
Fixed Interest Rate	2.055%	[1]
Termination Date	Jul. 25, 2019	[1]
Fair Value of Asset	(954,000)	[1]
Interest Rate Swaps Sixteen [Member]
Derivative [Line Items]
Notional Amount, Liability	200,000,000	[2]
Fixed Interest Rate	2.059%	[2]
Termination Date	Jul. 25, 2019	[2]
Fair Value of Asset	$ (895,000)	[2]

[1]	(1) This interest rate swap becomes effective July 25, 2014.
[2]	(2) This interest rate swap becomes effective July 25, 2014.